Reverse Takeover Transaction with NCAC	12 Months Ended
Mar. 31, 2026
Reverse Takeover Transaction with NCAC [Abstract]
Reverse takeover transaction with NCAC

5. Reverse takeover transaction with NCAC

On January 25, 2024 the Company completed the RTO Transaction (See Note 1). As disclosed in Note 4, the RTO Transaction did not constitute a business combination as defined under IFRS 3, Business Combinations, as NCAC is a non-operating entity that does not meet the definition of a business under IFRS 3. The excess of the consideration paid over the net liability acquired together with any transaction costs incurred for the Transaction is expensed as a listing expense in accordance with IFRS 2 Share-Based Payments. The fair value of the consideration paid was determined by the closing trading price $17,895.14/share of the NCAC’s common shares listed on the NASDAQ on January 25, 2024.

Accordingly, upon consummation of the BCA the Company issued 2,086 common shares in exchange for the outstanding ordinary shares held by NCAC stockholders.

The calculation of listing expenses is as follows:

Listing Expense
Consideration paid:
Shares issued to NCAC shareholders	2,086
Total consideration shares issued	2,086
Fair value of the common shares	$17,895.14
Deemed consideration amount for the common shares issued	$37,336,416

Net identifiable liabilities acquired:
Cash and cash equivalent	$203
Accounts payable and accrued liabilities	$(2,136,505)
NCAC promissory note (Note 18)	$(1,413,529)
Derivative warrant liabilities (Note 13)	$(595,358)
Net liabilities acquired	$4,145,189

Listing expense	$41,481,605

The listing expense has been included in the consolidated statements of net loss and comprehensive loss.

Transaction expenses included in the consolidated statements of net loss and comprehensive loss are others costs of $2,461,025 in connection with the RTO Transaction composed of legal, banking, professional fees and costs related to the settlement of carved-out assets and liabilities from Psyence Group. Some payments to brokers and advisors were in the Company’s shares upon RTO at the closing trading price on January 25, 2024 (Refer Note 14).